Net Working Capital and Capital Structure	12 Months Ended
Dec. 31, 2023
Net Working Capital and Capital Structure Abstract [Abstract]
Net Working Capital and Capital Structure	NET WORKING CAPITAL AND CAPITAL STRUCTURE
2.1Contextualization
Throughout the year ended December 31, 2023, the Company focused its efforts on executing the debt restructuring plan. Discussions with creditors began at the end of 2022, with the signing of agreements concentrated in the third and fourth quarters of 2023. The main actions taken in this process are presented in detail below, however, it is necessary to clarify the facts and conditions that led the Company to promote such restructuring:
From the founding of the Company until the outbreak of the COVID-19 pandemic, Azul demonstrated through its results the strengths of its economic foundations. As an airline with a differentiated business strategy, supported by its regional routes, where there was very little or even no competition, until that moment the Company had shown exponential growth.
As is generally known, in March 2020, the World Health Organization (“WHO”) classified the COVID-19 as a “public health emergency of international concern” and declared it a pandemic. From this moment, a sharp rupture was noted in the global economic activity, unleashing an unprecedented global economic crisis.
It is worth remembering that the speed of spread and contagion of the disease have caused countries around the world, including Brazil, to adopt measures to recommend social distancing, travel restrictions and the closure of borders. As a consequence, the airline industry was one of the first and hardest hit in its operations and results.
In order to face this absolutely challenging scenario, the Company, through its Executive Committee, started to monitor and establish operational and financial strategies to go through this period of crisis until the resumption of operations. Among the main actions to achieve the established strategies, the following stand out:
2.1.1Resizing of the airline network
One of the first and most important actions taken by Management in response to the economic crisis unleashed by the COVID-19 pandemic was the resizing of its airline network, with reductions in capacity that reached its peak in April 2020. At this moment, the volume of ASKs (seat-kilometers offered) offered in the domestic market accounted for only 13% of the volume of the same period of 2019, represented by approximately 70 daily flights, and in turn the demand reduced to 11% of the total of the previous year. Remembering that until then the Company operated almost 1,000 daily flights. This situation severely impacted the Company's ability to generate cash and be able to honor financial commitments made in the pre-pandemic period.
2.1.2Cost reductions
Faced with the difficulties imposed by the pandemic scenario, the Company adopted several measures to reduce its fixed and variable costs, including: (i) suspension of hiring, (ii) launch of unpaid leave and voluntary dismissal programs; (iii) reduction of salaries of executive committee members and directors; (iv) reduction of general salary expenses by around 65%, in the period between March and August 2020, and (v) collective agreement to reduce the working hours of pilots and flight attendants for 18 months.
2.1.3Strengthening of cash
Throughout the period, with the evolution of the pandemic, Management endeavored to keep the cash levels necessary to face the crisis, requiring reaching new agreements with suppliers, bank creditors and lessors, within this scope the main actions taken were:
•access to the capital market through the issuance of debentures;
•postponement of payment of profit sharing of 2019;
•negotiation of new payment conditions with suppliers for cash preservation;
•suspension of business travels and discretionary expenses;
•negotiation to reduce airports fee;
•agreement for postponement of delivery of aircraft model E2;
•agreement with lessors with a reduction of approximately 77% of the cash outflow for the period between April and December 2020;
•renegotiation of the conditions and maturities of debentures and obligations of FINAME; and
•Issuance of debentures convertible into shares in the amount of R$ 1,745,900 (equivalent to US$323,195) with maturity in 5 years and interest of 7.5% p.a. in the first year and 6.0% p.a. from the second year onwards, with semi-annual settlements.
2.1.4Scenario after the COVID-19 pandemic
After the most critical moments due to the COVID-19 pandemic have passed, both the global and Brazilian economies are facing additional problems such as:
•abrupt increases in oil prices that directly impact aircraft fuel costs;
•significant devaluation of the Real against the US$;
•growth in inflation rates in the most developed markets such as the United States and Europe;
•shortage of credit, causing a significant increase in interest rates for raising funds; and
•crisis in the supply chain of maintenance materials that puts adverse pressure on costs for the Company.
Given this situation, Management, in December 2022, established a strategy to renegotiate all its debts, whose execution extended throughout 2023 due to the large number of stakeholders involved and the complexity of the topics under discussion, as follows:
2.1.4.1Issuance of simple debentures
In June 2023, the Board of Directors approved the issuance of simple debentures, non-convertible into shares, with security interest and additional personal guarantee, in a single series, from ALAB respectively, in the total amount of R$600,000; with a nominal unit value of R$1, rate equivalent to CDI 6.0% p.a. and maturity in June, 2024. The resources were fully and exclusively used to pay for aircraft fuel.
2.1.4.2Issuance of debt securities 2028 – Senior notes 2028
In July 2023, the Company issued and priced a debt securities issue of R$3,831,040 (equivalent to US$800,000) in principal amount, with funding costs of R$187,658.
Nominal interest corresponds to 11.9% p.a., and will be paid quarterly, in February, May, August and November of each year, starting on November 2023.
The principal Senior Notes 2028 amount will mature in August 2028, unless redeemed or repurchased in advance and canceled in accordance with the terms of issuance, by the Company.
In October 2023, the Company issued additional notes in the principal amount of R$186,005 (equivalent to US$36,778). Such notes were issued in exchange for the aggregate principal amount of R$190,819 (equivalent to US$37,730) of the Senior Notes 2024.
In February 2024, the Company issued additional notes in the principal amount of R$740,585 (equivalent to US$148,700). Such notes were issuance to qualified institutional investors.
2.1.4.3Debt securities exchange offers (“exchange offer”)
In June 2023, the Company announced its subsidiary Azul Investments issued:
•an offer exchange debt securities with interest of 5.9% p.a. due 2024 (Senior Notes 2024) for debt securities with interest of 11.5% p.a. due 2029, and
•an offer to exchange debt securities with interest of 7.3% p.a. due 2026 (Senior Notes 2026) for debt securities with interest of 10.9% p.a. due 2030.
In July and October 2023, the Company concluded its exchange offers and issued:
•R$1,410,967 (equivalent US$294,215) in principal amount of 11.5% p.a. debt securities due 2029 (which were issued in exchange for R$1,410,967 (equivalent to US$294,215) of the aggregate principal amount of the Senior Notes 2024);
•R$2,725,010 (equivalent to US$568,219) in the principal amount of 10.9% p.a. debt securities due 2030 (which were issued in exchange for R$2,725,166 (equivalent to US$568,252) of the aggregate principal amount of the Senior Notes 2026); and
•R$186,005 (equivalent to US$36,778) in principal amount of 11.5% p.a. debt securities due 2028 (which were issued in exchange for R$190,819 (equivalent to US$37,730) of the aggregate principal amount of the Senior Notes 2024).
In total, 90.0% of the principal amount of the Senior Notes 2024 and 2026 were exchanged for debt securities 2029 and 2030, as shown below:

Description	US$	% exchanged

5.9% Senior notes 2024	331,945	83.0%
7.3% Senior notes 2026	568,252	94.7%
Total	900,197	90.0%
2.1.4.4Renegotiation of convertible debentures
In July and August 2023, the Company and the debenture holders made changes to the original conditions of the convertible debenture debts. In summary:
•Conversion Price: from R$32.26 to R$22.78 per preferred share;
•Nominal interest rate: 6.0% p.a. to 12.3% p.a; and.
•Maturity October 2025 to October 2028.
The mandatory early redemption corresponds to R$542,496 (equivalent to US$108,900) and was determined as follows:
•the redemption value of each eligible debenture was 120% of the updated nominal unit value of the debentures, that is, the updated nominal unit value of the debentures plus a premium of 20% on the aforementioned value; and
•any and all interest and monetary updates incurred and not paid.
2.1.4.5Renegotiation of lease obligations
In March 2023, forbearance agreements were signed between the Company and its main lessors. Such contracts aimed to temporarily suspend payments related to aircraft leases, while new deadlines and methods for paying obligations were being negotiated, mainly deferrals negotiated during the COVID-19 pandemic, as well as the difference between the contractual leasing rates of Azul and current market rates.
During the year ended December 31, 2023, the Company defined the renegotiation conditions and entered into definitive agreements with the lessors, who agreed to receive negotiable debt securities maturing in 2030 ("Notes") and debt with the possibility of settlement in Azul preferred shares or cash, at the Company's discretion ("Convertible to equity”) in order to reflect the Company's new cash generation, its improved capital structure and the reduction in its credit risk.
Until December 31, 2023, the Company had renegotiated 119 lease contracts. In general, the conditions agreed between the Company and lessors are as follows:
•Notes: R$1,385,115 (equivalent to US$286,014), with interest to be paid quarterly from December 2023, with interest of 7.5% p.a., and principal maturity in June 2030; and
•Convertible to equity: R$2,178,740 (equivalent to US$450,032), and consecutive quarterly payments, starting in July 2024.
The costs incurred in these renegotiations correspond to R$84,421 and were recorded in profit or loss, as required by IFRS 9 – Financial Instruments.
2.1.4.6Renegotiation of obligations with accounts payable of aircraft services and parts
Renegotiations with suppliers of aircraft services and parts mostly followed the same model as the renegotiation of lease obligations, that is, the Company issued:
•Notes: R$408,541 (equivalent of US$84,386), with interest to be paid quarterly from December 2023, with interest of 7.5% p.a. and principal maturity in June 2030; and
•Convertible to equity: R$159,775 (equivalent to US$33,002), with consecutive quarterly payments, starting in January 2025.
2.2Net working capital and capital structure
As of December 31, 2023, after the renegotiations, the Company's working capital and equity position are as shown below:

	December 31,		December 31,
Description	2023	2022	Variation	2021	Variation

Net working capital	(9,704,733)	(10,184,169)	479,436	(5,863,917)	(4,320,252)
Equity	(21,327,848)	(19,007,500)	(2,320,348)	(18,333,003)	(674,497)
The variation in the balance of net working capital, which represents a reduction in the deficit of approximately 4.7%, is specifically a consequence of the debt restructuring actions presented in note 2.1.4.
The increase in the negative position of equity is mainly due to the Company's negative financial result, which exceeded operating profit by R$2,380,456 for the year ended December 31, 2023.
In view of the above, despite the increase in the negative equity position, Management assessed and concluded that the Company is capable of continuing its operations and fulfilling its obligations in accordance with the contracted maturities. This assessment is based on the Company's business plan approved by the Board of Directors in December 2023 and the entire liability restructuring process described in these financial statements. The Company's business plans include planned future actions, macroeconomic and aviation sector assumptions, such as level of demand for air transport with corresponding increase in traffic and fares, estimated exchange rates and fuel prices. The Company's Management monitors and informs the Board of Directors about performance in relation to the approved plan.
Based on this conclusion, these consolidated financial statements were prepared based on the going concern principle.
2.3Acceleration of fleet transformation
In 2019, the Company’s Management approved the replacement plan for the Embraer E195 (“E1”) model aircraft.     On the same date, the Company signed letters of intent to sublease a total of 54 aircraft and 4 engines to other airline operators (“operators”). The change in the intended use of the aircraft triggered a review to verify the recoverability of the assets (impairment), which resulted in the recognition of a loss of R$2,075,582 and the constitution of an onerous contract of R$821,751 at that time.
Until December 31, 2022, there were partial reversals of provisions for impairment and onerous contracts, in the amount of R$1,102,791, corresponding to 46 aircraft and 4 engines, resulting from changes due to the economic consequences of the COVID-19 pandemic.
Until December 31, 2023, there was a reversal of provisions for impairment, in the amount of R$245,636, resulting from the decision not to continue with plans to sublease the aircraft. It is worth remembering that these aircraft have never stopped being operated by the Company and will remain in use until the end of the lease contracts.
2.3.1Breakdown of balances of provision of impairment and onerous contracts

	December 31,
Description	2023	2022

Provision for impairment of right-of-use assets	—	(110,349)
Provision for impairment of property and equipment	(143,790)	(279,077)
Total provision for impairment of Company assets	(143,790)	(389,426)

Total	(143,790)	(389,426)
2.3.2Movement of the provision for impairment and onerous contracts

Description	Impairment of assets	Onerous contracts	Total

At December 31, 2021	(912,154)	(693,407)	(1,605,561)
Reversals	516,157	586,634	1,102,791
Consumption	—	178,126	178,126
Interest incurred	—	(100,975)	(100,975)
Foreign currency exchange	—	29,622	29,622
Transfers	6,571	—	6,571
At December 31, 2022	(389,426)	—	(389,426)

Reversals	245,636	—	245,636
At December 31, 2023	(143,790)	—	(143,790)